13. Bank Loan Payable (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Federal Home Loan Banks [Abstract]
The maturity of bank loans payable as of December 31, 2021 is as follows:

The maturity of bank loans payable as of September 30, 2022 is as follows:

Amount
Within 1 year	$3,122
1 to 2 years	3,241
2 to 3 years	3,365
3 to 4 years	3,493
5 years and thereafter	138,869
Total	$152,090
Disclosed as:
Current portion	$3,122
Non-Current portion	148,968
$152,090

The maturity of bank loans payable as of December 31, 2021 is as follows:

Amount
2022	$36,094
2023	3,151
2024	3,272
2025	3,396
2026 and thereafter	141,502
Total finance lease liability	$187,415
Disclosed as:
Current portion	$36,094
Non-Current portion	151,321
$187,415